Fees Summary	Jul. 15, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 201,041,988.75
Previously Paid Amount	0.00
Total Fee Amount	27,763.90
Total Offset Amount	0.00
Net Fee	$ 27,763.90
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A